SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2016
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
nuary 6, 2017 the Company took delivery of Golden Virgo and paid a final installment of $16.0 million. There is no related debt on the vessel.

On January 20, 2017 the Company took delivery of Golden Libra and paid a final installment of $16.0 million. There is no related debt on the vessel.

On February 13, 2017 the Company took delivery of Golden Surabaya and Golden Savannah and paid final installments of $34.6 million and $34.6 million, respectively and $25.0 million and $25.0 million, respectively was drawn down in debt under the $425.0 million term loan facility.

In January 2017, the Company agreed to further postpone delivery of the remaining six newbuildings until the first quarter of 2018 and two of the amendments are subject to final acceptance from the yard’s refund banks. The Company paid $9.8 million in installments on four of the remaining newbuildings in March 2017.

On March 14, 2017, the Company entered into an agreement with Quintana Shipping Ltd, or Quintana, to acquire fourteen vessels. As consideration, we will issue 14.5 million common shares to Quintana and assume the vessels' corresponding debt of approximately $262.7 million. The vessels will be owned by a newly-established wholly-owned non-recourse subsidiary. According to binding term sheets we have entered into with the lenders with respect to the acquired vessels, we have negotiated a $17.4 million down-payment of the debt in exchange for no mandatory debt repayment until July 2019. In the period prior to July 2019, a cash sweep mechanism is put in place whereby if certain conditions are met, we will pay down on the deferred repayment amount of $40.5 million. The average interest rate of the debt to be assumed in connection with the acquisition of the vessels is LIBOR plus 3.1% margin and ordinary debt repayments, following the end of the waiver period in July 2019, will amount to $5.8 million per quarter. Pursuant to the loan agreements we expect to enter into, our wholly-owned non-recourse subsidiary which will own the acquired vessels will be prohibited from paying dividends to us. During the waiver period through June 2019, we will be required under the expected loan agreements to satisfy financial covenants including $10 million minimum cash and 105% minimum value covenant. Following the waiver period, the financial covenants under these loans will include 25% market adjusted equity, $10 million minimum cash and 125-135% minimum value covenant. In addition, we have granted customary registration rights with respect to the shares issued to Quintana. The aggregate of 14.5 million common shares to be issued in consideration for the acquired vessels will be issued gradually upon delivery of each of the vessels. The closing of the acquisition is subject to customary conditions to closing and entry into final binding loan agreements, substantially in accordance with the binding term sheets we have entered into.

The Company has also agreed, subject to definitive documentation and other customary closing conditions, to acquire two 2017 ice class Panamax vessels from affiliates of Hemen. The two vessels will be owned by a newly-established wholly-owned non-recourse subsidiary, separate from the one that will own the vessels acquired from Quintana. Hemen will issue a seller credit of $22.5 million, non-amortizing until June 2019 and with interest rate of LIBOR plus a margin of 3.0%. We will issue an aggregate of 3.3 million common shares in consideration for the vessels, which will be issued with respect to each vessel upon the delivery of the vessel.

On March 15, 2017 the Company completed an Equity offering at NOK 60 per share (equaling $6.97 at a NOK/USD exchange rate of 8.6078), raising gross proceeds of NOK 516.5 million (approximately $60 million) through the issuance of 8,607,800 shares.

Following the issuance of the shares, the Company will have 114,572,992 issued common shares each having a par value of $0.05. Following issuance of the consideration shares to Quintana and Hemen under the vessel purchase agreements announced on March 14, 2017, the Company will have 132,372,992 issued common shares each having a par value of $0.05.